Other operating income - Grants, Research and development incentives and Payroll tax rebates (Details) € in Thousands	6 Months Ended
	Jun. 30, 2019 EUR (€) item	Jun. 30, 2018 EUR (€)
Other operating income
Number of conditions related to government grants that are unfulfilled | item	0
Research and development incentive receivables	€ 1,200	€ 500
Minimum refund period of research and development incentive receivables.	5 years	5 years
Payroll tax rebates	€ 5,425	€ 1,532